Acquisitions (Details) - USD ($)		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Consideration Paid:
Common stock		$ 18,200,000
Assets acquired:
Goodwill		2,213,000	$ 2,213,000
123Wish, Inc. [Member]
Consideration Paid:
Common stock	$ 1,387,000
Non controlling interest	1,353,000
Consideration paid	2,740,000
Assets acquired:
Cash	14,000
Other intangible assets	2,307,000
Goodwill	419,000	$ 419,000	$ 419,000
Net Assets Acquired	$ 2,740,000